Leases - Summary of information related to operating lease payments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Operating lease:
Operating leases right-of-use assets	¥ 7,900,307	¥ 15,816,035	$ 1,129,729
Current portion of lease liabilities	6,702,853	11,457,877	958,495
Non-current portion of lease liabilities	1,306,423	4,222,724	$ 186,816
Total operating lease liabilities	¥ 8,009,276	¥ 15,680,601
Weighted-average remaining lease term (in years) - operating leases	1 year 2 months 15 days	1 year 4 months 9 days	1 year 2 months 15 days
Weighted-average discount rate - operating leases	3.59%	4.51%	3.59%
Cash paid for operating leases	¥ 10,831,900	¥ 13,667,004
Lease liabilities arising from obtaining right-of-use assets	¥ 5,784,701	¥ 18,512,505